Investment Portfolioas of July 31, 2023 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 57.0%
Communication Services 6.4%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	19,358	281,078
HKT Trust & HKT Ltd. (Units)	285,000	335,836
Spark New Zealand Ltd.	206,010	662,796
Telefonica Deutschland Holding AG	183,924	495,652
Telefonica SA	818,536	3,489,225
Telkom Indonesia Persero Tbk PT (ADR)	13,100	321,343
Verizon Communications, Inc.	160,239	5,460,945
		11,046,875
Entertainment 0.8%
Capcom Co., Ltd.	10,700	481,355
NetEase, Inc. (ADR)	14,105	1,533,778
Netflix, Inc.*	2,881	1,264,672
Nintendo Co., Ltd.	30,900	1,400,942
		4,680,747
Interactive Media & Services 2.8%
Alphabet, Inc. "A"*	39,800	5,282,256
Alphabet, Inc. "C"*	36,919	4,914,288
Meta Platforms, Inc. "A"*	14,868	4,736,945
Tencent Holdings Ltd. (ADR) (a)	38,067	1,748,798
		16,682,287
Media 0.3%
Interpublic Group of Companies, Inc.	26,544	908,601
Omnicom Group, Inc.	6,997	592,086
Trade Desk, Inc. "A"*	3,789	345,784
		1,846,471
Wireless Telecommunication Services 0.7%
America Movil SAB de CV (ADR)	29,200	610,864
KDDI Corp.	7,300	214,846
SoftBank Corp.	304,300	3,375,289
		4,200,999
Consumer Discretionary 4.5%
Automobiles 1.0%
Mercedes-Benz Group AG	17,823	1,423,482
Tesla, Inc.*	16,738	4,476,243
		5,899,725
Broadline Retail 1.4%
Alibaba Group Holding Ltd. (ADR)*	7,114	726,766
Amazon.com, Inc.*	45,912	6,137,516
JD.com, Inc. (ADR)	11,682	482,584
Prosus NV*	2,991	236,878
Wesfarmers Ltd.	27,988	933,397
		8,517,141

Hotels, Restaurants & Leisure 0.5%
Chipotle Mexican Grill, Inc.*	88	172,681
Darden Restaurants, Inc.	8,456	1,428,387
Evolution AB 144A	3,080	379,792
La Francaise des Jeux SAEM 144A	10,511	401,254
Marriott International, Inc. "A"	1,000	201,810
Restaurant Brands International, Inc.	9,614	736,005
		3,319,929
Household Durables 0.2%
Garmin Ltd.	10,640	1,126,670
Specialty Retail 0.8%
Best Buy Co., Inc.	19,752	1,640,404
Dick's Sporting Goods, Inc.	3,700	521,700
Home Depot, Inc.	3,962	1,322,674
Industria de Diseno Textil SA	11,359	434,750
TJX Companies, Inc.	10,689	924,919
		4,844,447
Textiles, Apparel & Luxury Goods 0.6%
Hermes International	259	574,240
LVMH Moet Hennessy Louis Vuitton SE	1,975	1,841,660
Moncler SpA	4,580	330,947
NIKE, Inc. "B"	5,599	618,074
		3,364,921
Consumer Staples 4.5%
Beverages 1.1%
Ambev SA (ADR)	597,130	1,863,046
Coca-Cola Co.	56,352	3,489,879
Coca-Cola Femsa SAB de CV (ADR)	3,101	261,476
PepsiCo, Inc.	5,041	944,986
		6,559,387
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	2,880	1,614,730
Jeronimo Martins SGPS SA	6,498	176,899
Kesko Oyj "B"	69,211	1,384,594
Sysco Corp.	6,305	481,135
Target Corp.	10,369	1,415,057
		5,072,415
Food Products 0.2%
Nestle SA (Registered)	5,195	636,708
Salmar ASA	14,606	674,885
		1,311,593
Household Products 0.7%
Clorox Co.	2,330	352,949
Procter & Gamble Co.	26,363	4,120,537
		4,473,486
Personal Care Products 0.1%
Unilever PLC	5,264	283,125
Tobacco 1.6%
Japan Tobacco, Inc.	310,900	6,890,435
Philip Morris International, Inc.	27,464	2,738,710
		9,629,145

Energy 2.5%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	57,099	3,472,315
Chevron Corp.	2,659	435,172
Coterra Energy, Inc.	7,500	206,550
Enbridge, Inc.	64,621	2,375,783
EOG Resources, Inc.	6,000	795,180
Exxon Mobil Corp.	6,901	740,063
Imperial Oil Ltd.	17,600	948,170
ONEOK, Inc.	56,993	3,820,811
Pioneer Natural Resources Co.	4,500	1,015,515
Williams Companies, Inc.	29,495	1,016,103
		14,825,662
Financials 9.3%
Banks 2.7%
Banco Bradesco SA (ADR)	621,100	2,192,483
Banco Santander Chile (ADR)	29,333	618,926
Bank Hapoalim BM	34,767	309,027
Bank of Nova Scotia (a)	29,709	1,495,983
BNP Paribas SA	4,863	320,919
CaixaBank SA	137,157	553,301
Canadian Imperial Bank of Commerce	10,969	483,130
Erste Group Bank AG	16,139	610,067
Fifth Third Bancorp.	58,473	1,701,564
FinecoBank Banca Fineco SpA	36,268	562,859
Intesa Sanpaolo SpA	856,522	2,475,851
KB Financial Group, Inc. (ADR)	19,100	767,247
KBC Group NV	9,489	713,628
Mizrahi Tefahot Bank Ltd.	10,586	382,365
PNC Financial Services Group, Inc.	2,100	287,469
Regions Financial Corp.	35,543	724,011
Royal Bank of Canada	1,807	179,145
Toronto-Dominion Bank	20,216	1,333,169
Truist Financial Corp.	10,967	364,324
U.S. Bancorp.	5,350	212,288
UniCredit SpA	7,130	180,307
		16,468,063
Capital Markets 3.3%
3i Group PLC	10,711	271,758
abrdn PLC	349,436	1,039,952
Amundi SA 144A	11,292	692,788
Ares Management Corp. "A"	13,014	1,291,249
BlackRock, Inc.	2,003	1,479,917
Blackstone, Inc.	24,565	2,574,166
Carlyle Group, Inc.	27,681	986,828
CME Group, Inc.	1,000	198,960
Hargreaves Lansdown PLC	49,677	542,793
Hong Kong Exchanges & Clearing Ltd.	16,100	672,579
Partners Group Holding AG	1,843	2,066,916
S&P Global, Inc.	5,600	2,209,256
SBI Holdings, Inc.	76,200	1,606,593
Singapore Exchange Ltd.	37,400	273,099

St. James's Place PLC	82,107	990,496
T. Rowe Price Group, Inc.	23,545	2,902,157
		19,799,507
Consumer Finance 0.1%
American Express Co.	1,000	168,880
Discover Financial Services	4,000	422,200
		591,080
Financial Services 0.6%
Mastercard, Inc. "A"	4,285	1,689,490
Visa, Inc. "A"	8,862	2,106,763
		3,796,253
Insurance 2.6%
Admiral Group PLC	31,484	860,222
Allianz SE (Registered)	9,082	2,170,883
Assicurazioni Generali SpA	45,897	977,988
Erie Indemnity Co. "A"	1,700	377,332
Fidelity National Financial, Inc.	69,197	2,710,447
Gjensidige Forsikring ASA	24,190	382,360
Manulife Financial Corp.	226,075	4,519,271
Medibank Pvt Ltd.	200,073	471,705
Principal Financial Group, Inc.	10,700	854,609
Zurich Insurance Group AG	4,217	2,034,876
		15,359,693
Health Care 6.0%
Biotechnology 0.9%
AbbVie, Inc.	16,959	2,536,727
Amgen, Inc.	6,583	1,541,410
Gilead Sciences, Inc.	11,769	896,092
Moderna, Inc.*	2,205	259,440
Regeneron Pharmaceuticals, Inc.*	300	222,573
Vertex Pharmaceuticals, Inc.*	500	176,170
		5,632,412
Health Care Equipment & Supplies 0.4%
Align Technology, Inc.*	700	264,523
DexCom, Inc.*	2,505	312,023
Edwards Lifesciences Corp.*	4,505	369,725
Fisher & Paykel Healthcare Corp. Ltd. "C"	18,283	279,006
Hoya Corp.	3,200	371,813
Intuitive Surgical, Inc.*	2,342	759,745
		2,356,835
Health Care Providers & Services 0.7%
Cigna Group	1,180	348,218
Elevance Health, Inc.	736	347,120
UnitedHealth Group, Inc.	6,371	3,226,083
		3,921,421
Life Sciences Tools & Services 0.0%
West Pharmaceutical Services, Inc.	500	184,020
Pharmaceuticals 4.0%
Chugai Pharmaceutical Co., Ltd.	13,400	398,520
Eli Lilly & Co.	5,974	2,715,482
GSK PLC	53,680	953,854
Hikma Pharmaceuticals PLC	32,647	875,239
Johnson & Johnson	28,378	4,754,166

Merck & Co., Inc.	28,140	3,001,131
Novartis AG (Registered)	29,598	3,090,981
Novo Nordisk AS "B"	11,428	1,841,659
Orion Oyj "B"	4,658	178,944
Pfizer, Inc.	69,526	2,507,108
Recordati Industria Chimica e Farmaceutica SpA	10,548	544,504
Roche Holding AG	7,076	2,231,786
Sanofi	6,695	714,695
		23,808,069
Industrials 6.8%
Aerospace & Defense 0.6%
BAE Systems PLC	76,045	908,975
General Dynamics Corp.	5,829	1,303,248
Lockheed Martin Corp.	2,247	1,002,993
Northrop Grumman Corp.	363	161,535
		3,376,751
Air Freight & Logistics 0.7%
DHL Group	41,057	2,109,043
United Parcel Service, Inc. "B"	13,059	2,443,731
		4,552,774
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	10	59
Electrical Equipment 0.3%
Emerson Electric Co.	15,327	1,400,122
Rockwell Automation, Inc.	1,629	547,816
		1,947,938
Ground Transportation 0.4%
Canadian National Railway Co.	5,068	614,317
Old Dominion Freight Line, Inc.	954	400,193
Union Pacific Corp.	5,280	1,225,066
		2,239,576
Industrial Conglomerates 1.0%
3M Co.	50,401	5,619,712
Honeywell International, Inc.	2,299	446,305
Siemens AG (Registered)	1,044	177,898
		6,243,915
Machinery 1.9%
Atlas Copco AB "A"	55,402	787,893
Atlas Copco AB "B"	41,826	516,348
Caterpillar, Inc.	3,505	929,421
Cummins, Inc.	5,166	1,347,293
Deere & Co.	561	241,006
Kone Oyj "B"	26,771	1,372,836
Metso Outotec Oyj	21,014	238,558
PACCAR, Inc.	12,600	1,085,238
Snap-on, Inc.	1,638	446,257
Techtronic Industries Co., Ltd.	39,000	440,312
VAT Group AG 144A	538	228,328
Volvo AB "A"	12,217	276,920
Volvo AB "B"	160,768	3,544,062
		11,454,472
Marine Transportation 0.2%
Kuehne + Nagel International AG (Registered)	3,323	1,037,997

Professional Services 0.9%
Automatic Data Processing, Inc.	6,406	1,583,947
Paychex, Inc.	19,708	2,472,763
Paycom Software, Inc.	646	238,219
Thomson Reuters Corp.	10,242	1,382,532
		5,677,461
Trading Companies & Distributors 0.8%
Fastenal Co.	29,635	1,736,907
ITOCHU Corp.	12,500	505,219
Marubeni Corp.	58,800	1,038,863
Mitsui & Co., Ltd.	5,200	202,532
United Rentals, Inc.	500	232,340
Watsco, Inc. (a)	2,600	983,294
		4,699,155
Information Technology 12.8%
Communications Equipment 0.8%
Cisco Systems, Inc.	83,265	4,333,111
Telefonaktiebolaget LM Ericsson "B"	32,973	165,673
		4,498,784
Electronic Equipment, Instruments & Components 0.1%
Venture Corp., Ltd.	61,900	697,320
IT Services 1.1%
Accenture PLC "A"	4,767	1,508,041
EPAM Systems, Inc.*	746	176,660
Infosys Ltd. (ADR)	112,200	1,869,252
International Business Machines Corp.	16,076	2,317,838
MongoDB, Inc. "A"*	1,111	470,397
Shopify, Inc. "A"*	6,952	469,635
		6,811,823
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.*	7,374	843,586
Applied Materials, Inc.	2,800	424,452
ASE Technology Holding Co., Ltd. (ADR)	560,463	4,500,518
ASML Holding NV	1,269	909,992
Broadcom, Inc.	2,565	2,305,037
Enphase Energy, Inc.*	1,197	181,740
Intel Corp.	6,153	220,093
Lam Research Corp.	746	535,993
Monolithic Power Systems, Inc.	732	409,547
NVIDIA Corp.	14,065	6,572,434
QUALCOMM, Inc.	3,012	398,096
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	23,218	2,302,065
Texas Instruments, Inc.	16,149	2,906,820
Tokyo Electron Ltd.	8,300	1,239,472
United Microelectronics Corp. (ADR) (a)	550,800	4,136,508
		27,886,353
Software 3.6%
Adobe, Inc.*	4,052	2,213,081
Cadence Design Systems, Inc.*	4,509	1,055,151
Intuit, Inc.	5,664	2,898,269
Microsoft Corp.	43,773	14,704,226

Oracle Corp.	1,900	222,737
Synopsys, Inc.*	1,100	496,980
		21,590,444
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	79,464	15,610,703
Materials 2.1%
Chemicals 1.1%
Air Products & Chemicals, Inc.	2,238	683,328
Dow, Inc.	39,802	2,247,619
Ems-chemie Holding AG (Registered)	466	387,955
LyondellBasell Industries NV "A"	18,942	1,872,606
Shin-Etsu Chemical Co., Ltd.	42,200	1,387,930
		6,579,438
Metals & Mining 1.0%
Nippon Steel Corp.	39,600	903,536
Nucor Corp.	2,271	390,816
Rio Tinto Ltd.	26,747	2,103,275
Sibanye Stillwater Ltd. (ADR) (a)	312,600	2,416,398
		5,814,025
Real Estate 1.2%
Real Estate Management & Development 0.1%
Daito Trust Construction Co., Ltd.	3,900	419,155
Retail REITs 0.5%
Simon Property Group, Inc.	26,415	3,291,309
Specialized REITs 0.6%
Extra Space Storage, Inc.	2,205	307,752
Gaming and Leisure Properties, Inc.	17,954	852,097
Iron Mountain, Inc.	7,411	455,035
Public Storage	6,900	1,944,075
		3,558,959
Utilities 0.9%
Electric Utilities 0.8%
Endesa SA	66,367	1,421,831
NRG Energy, Inc.	10,700	406,493
Power Assets Holdings Ltd.	199,500	1,043,686
SSE PLC	73,188	1,583,119
Verbund AG	6,660	551,763
		5,006,892
Multi-Utilities 0.1%
E.ON SE	56,496	714,660
Total Common Stocks (Cost $275,677,582)		343,312,341

Preferred Stocks 3.3%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,219,000
Consumer Discretionary 0.0%
Volkswagen AG	1,232	163,309

Financials 2.4%
AGNC Investment Corp., Series C, 10.681%	64,439	1,653,505
Charles Schwab Corp., Series D, 5.95%	75,000	1,899,750
Fifth Third Bancorp., Series I, 6.625%	75,000	1,902,000
KeyCorp., Series E, 6.125%	75,000	1,689,750
Morgan Stanley, Series K, 5.85%	75,000	1,797,000
Regions Financial Corp., Series B, 6.375%	80,000	1,936,800
The Goldman Sachs Group, Inc., Series J, 8.977%	73,000	1,854,930
Wells Fargo & Co., Series Y, 5.625%	75,000	1,743,750
		14,477,485
Real Estate 0.5%
Kimco Realty Corp., Series L, 5.125%	75,000	1,727,250
Prologis, Inc., Series Q, 8.54%	236	13,582
Simon Property Group, Inc., Series J, 8.375%	17,000	1,009,378
		2,750,210
Total Preferred Stocks (Cost $22,238,745)		19,610,004

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $1,122)	1,100	1,122

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	19,855

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 22.3%
Communication Services 2.1%
AT&T, Inc.:
2.25%, 2/1/2032	368,000	289,024
3.65%, 6/1/2051	560,000	395,745
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	1,725,000	1,618,392
Charter Communications Operating LLC:
3.5%, 3/1/2042	279,000	185,560
3.7%, 4/1/2051	235,000	149,142
Comcast Corp., 5.5%, 5/15/2064	400,000	401,504
Discovery Communications LLC, 4.0%, 9/15/2055	200,000	132,574
Expedia Group, Inc., 3.25%, 2/15/2030	500,000	439,831
Grupo Televisa SAB, 5.25%, 5/24/2049	1,700,000	1,515,317
Meituan, 144A, 2.125%, 10/28/2025	505,000	464,252
Netflix, Inc., 5.875%, 11/15/2028	812,000	836,552
Paramount Global, 4.2%, 5/19/2032 (a)	1,200,000	998,434
Rogers Communications, Inc., 3.8%, 3/15/2032	854,000	742,190
Sprint Capital Corp., 8.75%, 3/15/2032	1,200,000	1,445,857
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	1,700,000	1,415,766
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	700,000	487,552
3.6%, 11/15/2060	145,000	100,099
4.375%, 4/15/2040	335,000	295,594
4.8%, 7/15/2028	470,000	460,837

Verizon Communications, Inc.:
2.65%, 11/20/2040	225,000	153,744
3.7%, 3/22/2061	300,000	212,579
		12,740,545
Consumer Discretionary 1.2%
Dollar General Corp., 5.45%, 7/5/2033	940,000	933,908
Ford Motor Co., 3.25%, 2/12/2032	600,000	474,380
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	600,000	537,848
2.9%, 2/16/2028	686,000	590,260
3.375%, 11/13/2025	750,000	701,233
3.625%, 6/17/2031	410,000	338,913
General Motors Co., 5.6%, 10/15/2032 (a)	1,500,000	1,469,019
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	500,000	396,367
3.1%, 1/12/2032	510,000	416,810
5.4%, 4/6/2026	400,000	397,674
Lowe's Companies, Inc., 5.625%, 4/15/2053	300,000	298,105
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	320,000	266,036
5.141%, 3/15/2052	575,000	467,379
		7,287,932
Consumer Staples 1.0%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	965,000	914,577
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	270,000	245,788
BAT Capital Corp., 7.081%, 8/2/2053 (d)	615,000	615,000
JBS USA LUX SA:
144A, 2.5%, 1/15/2027	1,470,000	1,320,795
144A, 3.625%, 1/15/2032	470,000	389,278
Kraft Heinz Foods Co., 4.375%, 6/1/2046	580,000	491,590
Philip Morris International, Inc.:
5.125%, 2/15/2030	850,000	844,593
5.625%, 11/17/2029	340,000	347,827
5.75%, 11/17/2032	260,000	265,777
Viterra Finance BV, 144A, 5.25%, 4/21/2032	700,000	665,000
		6,100,225
Energy 2.3%
BP Capital Markets PLC, 4.375%, Perpetual (e)	1,250,000	1,203,625
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,000,000	999,800
Cheniere Energy Partners LP:
4.0%, 3/1/2031	1,250,000	1,112,337
4.5%, 10/1/2029	1,100,000	1,022,658
Ecopetrol SA, 6.875%, 4/29/2030	1,700,000	1,601,904
Enbridge, Inc., 5.7%, 3/8/2033	400,000	405,487
Energy Transfer LP, 5.0%, 5/15/2050	1,159,000	980,699
Enterprise Products Operating LLC:
3.3%, 2/15/2053	510,000	360,313
4.2%, 1/31/2050	741,000	612,694
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,969,484
ONEOK, Inc., 6.1%, 11/15/2032	240,000	245,103
Targa Resources Corp., 6.5%, 2/15/2053	450,000	463,960
Targa Resources Partners LP, 6.5%, 7/15/2027	1,750,000	1,758,027

Williams Companies, Inc.:
4.65%, 8/15/2032	670,000	639,066
5.65%, 3/15/2033	520,000	528,301
		13,903,458
Financials 7.1%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	388,000	350,532
Air Lease Corp., Series C, 4.125%, Perpetual (e)	1,450,000	1,051,308
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual (e)	690,000	520,950
144A, 6.5%, 7/18/2028	530,000	530,789
Ally Financial, Inc., Series B, 4.7%, Perpetual (e)	3,000,000	2,276,250
American Express Co., 5.282%, 7/27/2029	770,000	769,243
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	600,000	478,389
Bank of America Corp.:
2.972%, 2/4/2033	760,000	634,883
Series RR, 4.375%, Perpetual (e)	4,000,000	3,505,990
Bank of New York Mellon Corp.:
Series H, 3.7%, Perpetual (a) (e)	1,069,000	968,191
Series I, 3.75%, Perpetual (e)	2,051,000	1,696,997
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	610,000	505,175
3.625%, 1/15/2026	925,000	856,243
Capital One Financial Corp., Series M, 3.95%, Perpetual (e)	1,520,000	1,209,844
Charles Schwab Corp.:
Series I, 4.0%, Perpetual (e)	1,555,000	1,388,211
5.643%, 5/19/2029	790,000	796,911
5.853%, 5/19/2034	1,250,000	1,288,108
Citigroup, Inc.:
3.057%, 1/25/2033	400,000	333,977
6.27%, 11/17/2033	700,000	743,201
Enstar Finance LLC, 5.5%, 1/15/2042	1,100,000	853,909
HSBC Holdings PLC, 7.39%, 11/3/2028	566,000	597,807
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	760,000	716,838
Macquarie Group Ltd., 144A, 5.887%, 6/15/2034	940,000	922,868
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	194,850
Mizuho Financial Group, Inc., 5.748%, 7/6/2034	1,019,000	1,024,125
Morgan Stanley:
2.484%, 9/16/2036	789,000	604,849
5.25%, 4/21/2034	730,000	720,612
Nasdaq, Inc., 5.95%, 8/15/2053	355,000	362,192
Natwest Group PLC, 6.016%, 3/2/2034	290,000	292,750
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	574,567
PNC Financial Services Group, Inc.:
Series T, 3.4%, Perpetual (e)	1,740,000	1,348,500
Series W, 6.25%, Perpetual (e)	2,385,000	2,180,897
REC Ltd., 144A, 5.25%, 11/13/2023	570,000	568,028
Santander Holdings USA, Inc., 6.565%, 6/12/2029	645,000	644,908
Societe Generale SA:
144A, 5.375%, Perpetual (e)	1,650,000	1,316,040
144A, 6.221%, 6/15/2033	1,275,000	1,210,458
144A, 9.375%, Perpetual (e)	660,000	671,451
State Street Corp., 4.164%, 8/4/2033	730,000	674,447
Synchrony Bank:
5.4%, 8/22/2025	420,000	404,504
5.625%, 8/23/2027	250,000	237,323

The Goldman Sachs Group, Inc.:
3.102%, 2/24/2033	850,000	716,246
Series T, 3.8%, Perpetual (e)	1,050,000	867,488
Truist Financial Corp.:
Series N, 4.8%, Perpetual (e)	2,000,000	1,780,000
5.122%, 1/26/2034	460,000	439,621
U.S. Bancorp:
4.839%, 2/1/2034	680,000	638,642
5.775%, 6/12/2029	1,300,000	1,304,730
5.85%, 10/21/2033	330,000	334,175
UBS Group AG, 144A, 4.375%, Perpetual (e)	743,000	554,315
		42,662,332
Health Care 1.4%
Amgen, Inc.:
5.25%, 3/2/2033	460,000	459,094
5.65%, 3/2/2053	410,000	411,237
Centene Corp., 2.625%, 8/1/2031	790,000	631,692
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,750,000	1,544,205
CVS Health Corp., 5.05%, 3/25/2048	1,000,000	912,114
Elevance Health, Inc., 6.1%, 10/15/2052	150,000	163,278
Eli Lilly & Co., 4.875%, 2/27/2053	440,000	445,085
HCA, Inc.:
4.125%, 6/15/2029	600,000	556,650
5.2%, 6/1/2028	460,000	456,206
Humana, Inc., 5.875%, 3/1/2033	200,000	208,148
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	2,700,000	2,442,598
		8,230,307
Industrials 1.5%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	568,333	559,815
Block, Inc., 2.75%, 6/1/2026	200,000	182,072
Boeing Co., 5.805%, 5/1/2050	635,000	638,674
Delta Air Lines, Inc., 3.75%, 10/28/2029 (a)	865,000	782,012
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	149,203
Global Payments, Inc., 5.95%, 8/15/2052	400,000	390,178
HEICO Corp.:
5.25%, 8/1/2028	390,000	388,953
5.35%, 8/1/2033	490,000	487,930
L3Harris Technologies, Inc., 5.6%, 7/31/2053	750,000	764,947
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	880,000	879,951
Penske Truck Leasing Co. LP, 144A, 6.05%, 8/1/2028 (d)	920,000	922,703
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,120,000	1,108,793
Republic Services, Inc., 5.0%, 4/1/2034	420,000	417,305
RTX Corp., 5.375%, 2/27/2053	375,000	376,704
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	619,273
		8,668,513
Information Technology 1.7%
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	350,000	272,597
144A, 4.15%, 4/15/2032	650,000	587,719
Concentrix Corp., 6.6%, 8/2/2028 (d)	610,000	603,110
Dell International LLC, 5.3%, 10/1/2029	485,000	483,738
Hewlett Packard Enterprise Co., 5.9%, 10/1/2024	1,700,000	1,701,457
HP, Inc., 5.5%, 1/15/2033	1,200,000	1,184,002
Marvell Technology, Inc., 2.95%, 4/15/2031	525,000	442,206

Micron Technology, Inc., 6.75%, 11/1/2029		1,200,000	1,260,969
MSCI, Inc., 144A, 3.625%, 9/1/2030		435,000	380,987
NXP BV:
2.65%, 2/15/2032		338,000	274,442
3.125%, 2/15/2042		310,000	217,358
Open Text Corp., 144A, 3.875%, 2/15/2028		1,150,000	1,022,916
Oracle Corp.:
3.6%, 4/1/2050		45,000	31,976
3.65%, 3/25/2041		675,000	520,504
5.55%, 2/6/2053		270,000	258,911
6.9%, 11/9/2052		305,000	341,706
SK Hynix, Inc., 144A, 1.5%, 1/19/2026		947,000	847,500
			10,432,098
Materials 1.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030		800,000	690,777
Berry Global, Inc., 1.65%, 1/15/2027		1,750,000	1,518,742
Braskem Netherlands Finance BV, 144A, 7.25%, 2/13/2033		1,150,000	1,133,021
Celanese U.S. Holdings LLC, 6.165%, 7/15/2027		1,100,000	1,107,867
Dow Chemical Co., 6.9%, 5/15/2053		310,000	350,601
FMC Corp., 5.65%, 5/18/2033		900,000	868,369
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,479,393
Nutrien Ltd., 5.8%, 3/27/2053		210,000	211,131
			7,359,901
Real Estate 0.2%
Boston Properties LP:
(REIT), 2.55%, 4/1/2032		535,000	407,257
(REIT), 6.75%, 12/1/2027		490,000	501,109
			908,366
Utilities 2.6%
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,001,876
Duke Energy Corp., 3.25%, 1/15/2082		1,350,000	997,743
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		1,425,000	1,360,191
Jersey Central Power & Light Co., 144A, 2.75%, 3/1/2032		460,000	379,423
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,035,000	962,308
144A, 4.25%, 7/15/2024		1,050,000	1,030,313
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,370,000	1,162,803
Ohio Edison Co., 144A, 5.5%, 1/15/2033		780,000	779,880
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		130,000	102,731
3.25%, 6/1/2031		490,000	401,478
3.3%, 8/1/2040		370,000	254,278
5.45%, 6/15/2027		550,000	538,509
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,589,889
Sempra, 4.125%, 4/1/2052		1,880,000	1,543,844
Southern Co.:
Series 21-A, 3.75%, 9/15/2051		1,241,000	1,070,501
5.2%, 6/15/2033		860,000	852,650
Xcel Energy, Inc., 4.6%, 6/1/2032		780,000	737,884
			15,766,301
Total Corporate Bonds (Cost $148,227,447)			134,059,978

Asset-Backed 5.1%
Automobile Receivables 0.7%
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029	400,000	399,365
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029 (d)	1,500,000	1,504,401
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	1,270,000	1,252,191
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028	472,534	460,675
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	400,000	398,868
		4,015,500
Miscellaneous 4.4%
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,861	2,506,050
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051	6,279,375	4,974,452
Dell Equipment Finance Trust, “A1”, Series 2023-1, 144A, 5.456%, 3/22/2024	5,857,003	5,855,274
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 90-day average SOFR + 2.162%, 7.47% (f), 7/17/2034	950,000	918,650
Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	1,465,500	1,410,651
Octagon Investment Partners Ltd., “A1R”, Series 2019-4A, 144A, 3-month USD-LIBOR + 1.15%, 6.492% (f), 5/12/2031	4,500,000	4,486,297
Venture 37 CLO Ltd., “A1R”, Series 2019-37A, 144A, 90-day average SOFR + 1.412%, 6.72% (f), 7/15/2032	4,690,000	4,624,340
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,514,680	1,996,870
		26,772,584
Total Asset-Backed (Cost $32,624,906)		30,788,084

Mortgage-Backed Securities Pass-Throughs 4.8%
Federal National Mortgage Association:
5.0%, 8/1/2053 (d)	6,000,000	5,862,540
5.5%, 8/1/2053 (d)	6,000,000	5,959,992
Government National Mortgage Association:
5.5%, 8/1/2053 (d)	10,000,000	9,940,420
6.5%, 8/20/2034	16,109	16,901
6.5%, 8/1/2053 (d)	7,000,000	7,112,560
Total Mortgage-Backed Securities Pass-Throughs (Cost $28,817,809)		28,892,413

Commercial Mortgage-Backed Securities 2.0%
Citigroup Commercial Mortgage Trust, “A”, Series 2013-375P, 144A, 3.251%, 5/10/2035	819,497	762,144
Credit Suisse Commercial Mortgage Trust:
“A”, Series 2020-TMIC, 144A, 30-day average SOFR + 3.614%, 8.836% (f), 12/15/2035	4,300,000	4,293,209
“B”, Series 2020-TMIC, 144A, 30-day average SOFR + 5.614%, 10.836% (f), 12/15/2035	4,300,000	4,288,216
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 8.819% (f), 1/25/2051	1,098,000	989,718
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	751,605
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	430,258
Morgan Stanley Capital I Trust, “A”, Series 2019-MEAD, 144A, 3.17%, 11/10/2036	650,000	591,316
Total Commercial Mortgage-Backed Securities (Cost $12,264,843)		12,106,466

Collateralized Mortgage Obligations 0.9%
Connecticut Avenue Securities Trust:
“1M2”, Series 2020-R01, 144A, 30-day average SOFR + 2.164%, 7.233% (f), 1/25/2040	377,950	380,550
“1M2”, Series 2019-R03, 144A, 30-day average SOFR + 2.264%, 7.333% (f), 9/25/2031	10,198	10,198
“1M2”, Series 2019-R02, 144A, 30-day average SOFR + 2.414%, 7.483% (f), 8/25/2031	3,703	3,703
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	125,372	23,741
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 30-day average SOFR + 1.964%, 7.033% (f), 2/25/2050	1,980,876	1,987,076
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 7.469% (f), 2/25/2042	1,000,000	1,002,500
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.633% (f), 3/25/2049	1,297,756	1,304,215
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.238% (f), 10/25/2046	848,104	762,161
Total Collateralized Mortgage Obligations (Cost $5,531,056)		5,474,144

Government & Agency Obligations 1.4%
Sovereign Bonds 0.5%
Brazilian Government International Bond, 3.875%, 6/12/2030	947,000	847,577
Indonesia Government International Bond, 3.85%, 10/15/2030	1,700,000	1,595,876
United Mexican States, 3.5%, 2/12/2034	260,000	218,273
		2,661,726
U.S. Treasury Obligations 0.9%
U.S. Treasury Bills, 4.747% (g), 10/5/2023 (h)	5,000,000	4,952,529
U.S. Treasury Notes, 3.5%, 2/15/2033	528,100	508,956
		5,461,485
Total Government & Agency Obligations (Cost $8,666,088)		8,123,211

Loan Participations and Assignments 0.4%
Senior Loans (f)
Hilton Domestic Operating Co., Inc., Term Loan B2, 30-day average SOFR + 1.75%, 7.148%, 6/22/2026	1,389,235	1,389,874
TransDigm, Inc., Term Loan I, 90-day average SOFR + 3.25%, 8.492%, 8/24/2028	1,049,303	1,051,517
		2,441,391
Total Loan Participations and Assignments (Cost $2,439,639)		2,441,391

	Shares	Value ($)

Exchange-Traded Funds 3.1%
SPDR Bloomberg Convertible Securities ETF (a) (Cost $13,817,168)	259,040	18,624,976

Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (i) (j) (Cost $10,164,725)	10,164,725	10,164,725

Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 5.28% (i) (Cost $26,736,147)	26,736,147	26,736,147

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $587,297,486)	106.4	640,354,857
Other Assets and Liabilities, Net	(6.4)	(38,454,446)
Net Assets	100.0	601,900,411
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2023	Value ($) at 7/31/2023
Securities Lending Collateral 1.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.18% (i) (j)
—	10,164,725 (k)	—	—	—	67,908	—	10,164,725	10,164,725
Cash Equivalents 4.4%
DWS Central Cash Management Government Fund, 5.28% (i)
847,361	172,418,654	146,529,868	—	—	620,917	—	26,736,147	26,736,147
847,361	182,583,379	146,529,868	—	—	688,825	—	36,900,872	36,900,872

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2023 amounted to $9,864,645, which is 1.6% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery securities included.
(e)	Perpetual, callable security with no stated maturity date.
(f)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At July 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At July 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	9/29/2023	24	2,582,497	2,563,688	(18,809)
MSCI Emerging Market Index	USD	9/15/2023	411	20,934,910	21,665,865	730,955
TOPIX Index	JPY	9/7/2023	78	12,086,766	12,758,303	671,537
Ultra 10 Year U.S. Treasury Note	USD	9/20/2023	147	17,445,526	17,196,703	(248,823)
Ultra Long U.S. Treasury Bond	USD	9/20/2023	124	16,629,645	16,395,125	(234,520)
Total net unrealized appreciation						900,340
At July 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Euro Stoxx 50 Index	EUR	9/15/2023	123	5,880,448	6,080,325	(199,877)
Euro-Schatz	EUR	9/7/2023	122	14,158,850	14,091,307	67,543
S&P 500 E-Mini Index	USD	9/15/2023	137	30,059,032	31,609,325	(1,550,293)
Total net unrealized depreciation						(1,682,627)

At July 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	20,003,099	EUR	18,608,896	9/7/2023	492,755	Bank of America

Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$343,312,341	$—	$—	$343,312,341
Preferred Stocks (a)	19,610,004	—	—	19,610,004
Rights	—	—	1,122	1,122
Warrants	—	—	19,855	19,855
Corporate Bonds (a)	—	134,059,978	—	134,059,978
Asset-Backed (a)	—	30,788,084	—	30,788,084
Mortgage-Backed Securities Pass-Throughs	—	28,892,413	—	28,892,413
Commercial Mortgage-Backed Securities	—	12,106,466	—	12,106,466
Collateralized Mortgage Obligations	—	5,474,144	—	5,474,144
Government & Agency Obligations (a)	—	8,123,211	—	8,123,211
Loan Participations and Assignments	—	2,441,391	—	2,441,391
Exchange-Traded Funds	18,624,976	—	—	18,624,976
Short-Term Investments (a)	36,900,872	—	—	36,900,872
Derivatives (b)
Futures Contracts	1,470,035	—	—	1,470,035
Forward Foreign Currency Contracts	—	492,755	—	492,755
Total	$419,918,228	$222,378,442	$20,977	$642,317,647

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(2,252,322)	$—	$—	$(2,252,322)
Total	$(2,252,322)	$—	$—	$(2,252,322)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$—	$(347,678)
Interest Rate Contracts	$—	$(434,609)
Foreign Exchange Contracts	$492,755	$—

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH3
R-080548-2 (1/25)